Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities
Total value of marketable securities	$ 433	$ 1,768
Loss from marketable securities	$ 589	$ 2,617